Commitments and Contingencies - Schedule of Unrecognized Contractual Commitments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Total	$ 944,577	$ 498,846
Acquisition of property, plant and equipment [Member]
Other Commitments [Line Items]
Total	607,315	48,842
Access to software license services [Member]
Other Commitments [Line Items]
Total	186,322	428,229
Other services [Member]
Other Commitments [Line Items]
Total	$ 150,940	$ 21,775